LEASES - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Leases [Abstract]
Operating lease expenses	$ 6,360	$ 6,401	$ 7,695
Finance Leases
Amortization of right-of-use assets	83	0	0
Interest on lease liabilities	30	0	0
Total finance lease expenses	113	0	0
Variable lease expenses	146	1,480	2,536
Short-term lease expenses	456	78	243
Other lease related expenses	4,479	4,207	4,422
Sublease income	(159)	(875)	0
Total lease expenses	$ 11,395	$ 11,290	$ 14,896